MATTHEW 25 FUND, INC. PROSPECTUS
THE FUND'S INVESTMENT OBJECTIVE
Matthew 25 Fund, Inc.("the Fund") seeks long-term capital appreciation. Income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Matthew 25 Fund Inc
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed, if shares are held for 365 days or less)	2.00%
Redemption Fee (Wire Transfer Fee)	20
IRA Custodian Fees (for accounts under $10,000)	8

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Matthew 25 Fund Inc
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Matthew 25 Fund Inc	331	384	665	1,466

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Matthew 25 Fund Inc	123	384	665	1,466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPLE INVESTMENT STRATEGIES

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

                Business

                Management

                Financial

                Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future.  Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth.  The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization.  In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires.  Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets.  The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds.

Therefore, the Fund is classified as non-diversified.  These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.

PRINCIPLE INVESTMENT RISKS

General Securities Market Risk.  As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Non-Diversification Risk. The Fund is non-diversified.  Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk.  An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks.  Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price.  Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks.  Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund.  The chart shows the changes in the Fund's performance from year to year over the past 15 years.  The table compares the Fund's returns to those of a broad-based securities market index.  After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Annual Percentage Returns

During the 15 year period shown in the bar chart the highest return for a quarter was 26.83% while the worst return for a quarter was -24.75%.  These returns occurred in quarters ending 2009-06-30 June 30, 2009 and 2008-12-31 December 31, 2008, respectively.

Average Annual Total Returns For The Year Ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
Matthew 25 Fund Inc -Comparison Index- Russell 3000 Index (Reflects no deductions for taxes, fees or expenses)	16.93%	2.74%	2.16%
Matthew 25 Fund Inc	31.97%	(0.50%)	5.87%
Matthew 25 Fund Inc Return After Taxes on Distributions	31.92%	(0.84%)	5.51%
Matthew 25 Fund Inc Return After Taxes on Distributions and Sale of Fund Shares	20.86%	(0.84%)	5.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2011
Registrant Name	dei_EntityRegistrantName	Matthew 25 Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001003839
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 17, 2011
Matthew 25 Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEW 25 FUND, INC. PROSPECTUS
Objective [Heading]	rr_ObjectiveHeading	THE FUND'S INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Matthew 25 Fund, Inc.("the Fund") seeks long-term capital appreciation. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

                Business

                Management

                Financial

                Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future.  Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth.  The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization.  In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires.  Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets.  The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds.

Therefore, the Fund is classified as non-diversified.  These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPLE INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Securities Market Risk.  As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Non-Diversification Risk. The Fund is non-diversified.  Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk.  An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks.  Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price.  Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks.  Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund.  The chart shows the changes in the Fund's performance from year to year over the past 15 years.  The table compares the Fund's returns to those of a broad-based securities market index.  After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.  As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past results, before and after taxes, are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Percentage Returns
Annual Return 1996	rr_AnnualReturn1996	18.68%
Annual Return 1997	rr_AnnualReturn1997	39.65%
Annual Return 1998	rr_AnnualReturn1998	25.93%
Annual Return 1999	rr_AnnualReturn1999	1.08%
Annual Return 2000	rr_AnnualReturn2000	3.62%
Annual Return 2001	rr_AnnualReturn2001	10.69%
Annual Return 2002	rr_AnnualReturn2002	(1.67%)
Annual Return 2003	rr_AnnualReturn2003	32.12%
Annual Return 2004	rr_AnnualReturn2004	20.05%
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	3.79%
Annual Return 2007	rr_AnnualReturn2007	(19.18%)
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	47.89%
Annual Return 2010	rr_AnnualReturn2010	31.97%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 15 year period shown in the bar chart the highest return for a quarter was 26.83% while the worst return for a quarter was -24.75%.  These returns occurred in quarters ending 2009-06-30 June 30, 2009 and 2008-12-31 December 31, 2008, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For The Year Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest federal tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.
Matthew 25 Fund Inc | Matthew 25 Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if shares are held for 365 days or less){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee (Wire Transfer Fee){neg}	rr_RedemptionFee	(20)
IRA Custodian Fees (for accounts under $10,000)	rr_ShareholderFeeOther	8
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	31.97%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	5.87%
Matthew 25 Fund Inc | Matthew 25 Fund Inc | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.92%
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	5.51%
Matthew 25 Fund Inc | Matthew 25 Fund Inc | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	5.12%
Matthew 25 Fund Inc | -Comparison Index- Russell 3000 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%